Exceptional items (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Exceptional items
Compensation paid for loss of office	£ (19,599)
Football League pension scheme deficit (note 28)		£ (1,917)
Total exceptional items	£ (19,599)	£ (1,917)